Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2019	2018
Balance at beginning of year	$1,130	$505
New loans and advances	102	114
Repayments, including loans sold	217	203
Changes in related parties [1]	(142)	714
Balance at end of year	$873	$1,130

[1] The adjustment made in 2019 relates to the retirement of a director and 2018 relates to the retirement of a director and the addition of two new directors.